Note 11 - Revenue Recognition (Details Textual) - USD ($)	Nov. 01, 2018	Oct. 31, 2019
Contract with Customer, Liability, Total	$ 123,979	$ 19,850
Contract with Customer, Refund Liability, Total	298,577	$ 273,512
Accounting Standards Update 2014-09 [Member]
Cumulative Effect on Retained Earnings, Net of Tax, Total	$ 61,763